Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Common Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Stock [Member]
Numerator:
Allocation of net loss	$ (20,882,176)
Basic weighted average common shares outstanding	5,795,236
Diluted weighted average common shares outstanding	5,795,236
Basic net loss per common stock	$ (3.6)
Diluted net loss per common stock	$ (3.6)
Shares Subject to Possible Redemption [Member]
Numerator:
Allocation of net loss		$ (1,329,745)
Basic weighted average common shares outstanding		2,188,860
Diluted weighted average common shares outstanding		2,188,860
Basic net loss per common stock		$ (0.61)
Diluted net loss per common stock		$ (0.61)
Shares Not Subject to Possible Redemption [Member]
Numerator:
Allocation of net loss		$ (3,493,157)
Basic weighted average common shares outstanding		5,750,000
Diluted weighted average common shares outstanding		5,750,000
Basic net loss per common stock		$ (0.61)
Diluted net loss per common stock		$ (0.61)